Investments - Schedule of Equity Investment in Unconsolidated Entities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Property	Dec. 31, 2023 USD ($) Property
Real Estate [Line Items]
Total investments in unconsolidated real estate ventures	$ 420,861	$ 456,002
E S Venture [Member] | Other | July 2022
Real Estate [Line Items]
Total investments in unconsolidated real estate ventures	$ 411,309	$ 446,424
Number of Properties | Property	196	196
Ownership interest	45.00%	45.00%
Fort Lauderdale Hotel [Member] | Other | March 2019
Real Estate [Line Items]
Total investments in unconsolidated real estate ventures	$ 9,552	$ 9,578
Number of Properties | Property	1	1
Ownership interest	43.00%	43.00%